Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	9,925,153	9,925,153
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	76,138,859	75,000,000
Common stock, shares outstanding	76,138,859	75,000,000
Series A Super Voting Preferred Stock [Member]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2	2
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	74,845	74,845
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0